Consolidated Statements of Shareholders' Equity In Thousands, except Share data	Total USD ($)	Total CNY	Guangzhou HuananTaihe Medical Technology Co. Ltd. ("GZ Proton") [Member] CNY	Beijing Jinweiyikang Technology Co., Ltd. ("JWYK") [Member] CNY	CAH [Member] CNY	Ordinary Shares [Member] USD ($)	Ordinary Shares [Member] CNY	Treasury Stock [Member] USD ($)	Treasury Stock [Member] CNY	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] CNY	Additional Paid-in Capital [Member] Beijing Jinweiyikang Technology Co., Ltd. ("JWYK") [Member] CNY	Accumulated Other Comprehensive Loss [Member] USD ($)	Accumulated Other Comprehensive Loss [Member] CNY	Accumulated Deficit [Member] USD ($)	Accumulated Deficit [Member] CNY	Noncontrolling Interests [Member] USD ($)	Noncontrolling Interests [Member] CNY	Noncontrolling Interests [Member] Guangzhou HuananTaihe Medical Technology Co. Ltd. ("GZ Proton") [Member] CNY	Noncontrolling Interests [Member] Beijing Jinweiyikang Technology Co., Ltd. ("JWYK") [Member] CNY	Noncontrolling Interests [Member] CAH [Member] CNY
Balance at Dec. 31, 2010		2,301,835					105				2,604,704			(14,835)		(384,883)		96,744
Balance, shares at Dec. 31, 2010							142,353,532
Net income (loss)		(211,352)														(215,003)		3,651
Other comprehensive income (loss)		(2,760)												(2,760)
Share-based compensation		9,234									9,234
Share repurchase		(6,911)							(1)		(6,910)
Share repurchase, shares							(949,935)
Dividends		(55,151)									(55,151)
Contributions by noncontrolling interests			3,201																3,201
Balance at Dec. 31, 2011		2,038,096					105		(1)		2,551,877			(17,595)		(599,886)		103,596
Balance, shares at Dec. 31, 2011							141,403,597
Net income (loss)		134,480														130,831		3,649
Other comprehensive income (loss)		640												640
Share-based compensation		9,084									9,084
Share repurchase		(43,469)							(4)		(43,465)
Share repurchase, shares							(5,916,189)
Acquisition of entity					196,179																196,179
Contributions by noncontrolling interests		4,900		4,900																4,900
Balance at Dec. 31, 2012		2,339,910					105		(5)		2,517,496			(16,955)		(469,055)		308,324
Balance, shares at Dec. 31, 2012							135,487,408
Net income (loss)	15,066	91,196														85,893		5,303
Other comprehensive income (loss)	276	1,672												1,672
Share-based compensation		8,804									8,804
Share repurchase		(6,015)							0		(6,015)
Share repurchase, shares						(651,108)	(651,108)
Acquisition of entity				(1,850)								53								(1,903)
Balance at Dec. 31, 2013	$ 402,023	2,433,717				$ 17	105	$ (1)	(5)	$ 416,330	2,520,338		$ (2,522)	(15,283)	$ (63,294)	(383,162)	$ 51,493	311,724
Balance, shares at Dec. 31, 2013						134,846,300